Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
a)	As of February 2021, Cantomi Uruguay is no longer a related party as Carlos Miguens no longer has control of the Company.

b)	On March 8, 2021, the Company received definitive environmental permits (“Permits”) for both the development of its flagship Cap-Oeste Gold/Silver Project and the restart of its Lomada de Leiva (“Lomada”) Gold Project. These Permits allow for the development and operation of mining operations in the mining friendly Santa Cruz Province in Argentina.

c)	On March 10, 2021, the Company completed a private placement offering and raised gross proceeds of $9.3 million through the issuance of 104,086,063 units of the Company at a price of $0.09 per unit. Each unit consisted of one common share of the Company and one common share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to purchase one common share at an exercise price of $0.13 until March 10, 2024.

In connection with the private placement, the Company paid $226 in cash commission and advisory fees to the Agents and issued 2,509,586 compensation options. Each compensation option is exercisable for one unit of the Company at a price of $0.09 per compensation option. Each unit consists of one common share of the Company and one Warrant. Each Warrant entitles the holder thereof to purchase one common share at an exercise price of $0.13 until March 10, 2024.

d)	On March 12, 2021, the Company exercised the option to acquire 100% interest in the Mina Angela property. In connection with the exercising of the option, the Company will pay the second earn-in payment of $250 and a final payment of $500 is expected to be paid within 30 days of the verification that legal restrictions preventing development of mining activity in the Chubut Province and at the Mina Angela property have been lifted in such a manner that Patagonia thereafter has the ability to perform exploration and exploitation mining activities on Mina Angela property. For more information, see note 7.

e)	On April 19, 2021, the Company entered into definitive agreements to acquire two projects in Argentina. Patagonia entered into a definitive option agreement dated April 15, 2021 (the “Option Agreement”) with Mirasol Resources Ltd. (“Mirasol”) and Mirasol’s wholly-owned subsidiary Australis S.A. (“Australis” and together with Mirasol, the “Vendors”), which grants Patagonia an option to acquire a 75% undivided interest in and to Australis’ rights and interest in the Homenaje project (the “Homenaje Project”) located in Santa Cruz Province, Argentina. Patagonia also entered into a definitive transfer agreement dated April 15, 2021 (the “Transfer Agreement”) with the Vendors, which grants Patagonia a 100% undivided interest in and to Australis’ rights and interest in the Nico project (the “Nico Project”) located in Santa Cruz Province, Argentina. The Nico Project was previously explored by Mirasol, while the Homenaje Project, which is adjacent to two mining operations, holds targets that have yet to be drilled.

Pursuant to the Option Agreement, Patagonia has an option to earn a 75% interest in the Homenaje Project over six years upon achievement of the following (collectively, the “Earn-In Obligations”):

• an initial work program over six years of $2.55 million in exploration expenditures, including 2,500 meters of drilling, on the Homenaje Project;
• expenditures on exploration activities with respect to the Homenaje Project (the “Exploration Expenditures”) of a minimum of $0.4 million over the first 18-months;
• following completion of the initial Exploration Expenditures and drilling obligations due within the first 30 months, Patagonia must complete a minimum of $0.4 million of Exploration Expenditures in any 12-month period, and a minimum of $0.2 million of Exploration Expenditures in any six-month period; and
• a pre-feasibility study, prepared in accordance with NI 43-101, for a mineral resource of not less than 300,000 ounces of gold equivalent.

Upon Patagonia completing the Earn-In Obligations, Patagonia and the Vendors will hold 75% and 25%, respectively, in a joint venture company holding the Homenaje Project. If either party’s equity interest is diluted below 10%, it will convert to a 2% NSR royalty.

Pursuant to the terms of the Transfer Agreement, Patagonia has acquired the Vendors’ interest in the Nico Project in exchange for a 1.5% NSR royalty. If, by the end of third-year, the Nico Project has not been operated as a producing mine, or Patagonia has not produced and shipped minerals in commercial quantities (excluding bulk sampling or pilot plant operations, if any) from the Nico Project for a period of 30 consecutive days, Mirasol will have the right to regain full ownership of the Nico Project at no cost.